Intangible assets - Schedule of Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	€ 7
Increases	6
Decreases	0
Transfer	0
Intangible assets at end of period	13
Gross book value of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	734
Increases	8
Decreases	0
Transfer	0
Intangible assets at end of period	742
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	65
Increases	7
Decreases	0
Transfer	0
Intangible assets at end of period	72
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	669
Increases	1
Decreases	0
Transfer	0
Intangible assets at end of period	669
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(727)
Increases	(2)
Decreases	0
Transfer	0
Intangible assets at end of period	(729)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(65)
Increases	0
Decreases	0
Transfer	0
Intangible assets at end of period	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets
Intangible assets at beginning of period	(662)
Increases	(2)
Decreases	0
Transfer	0
Intangible assets at end of period	€ (663)